Employee Benefit Plans (Change In Assumed Healthcare Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
1% Increase, Approximate effect on the total of service and interest cost components of other postretirement benefit cost	$ 0.8	$ 0.8
1% Increase, Approximate effect on accumulated postretirement benefit obligation	14.7	15.6
1% Decrease, Approximate effect on the total of service and interest cost components of other postretirement benefit cost	(0.8)	(0.8)
1% Decrease, Approximate effect on accumulated postretirement benefit obligation	$ (13.5)	$ (15.0)